SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		12 Months Ended
	Mar. 14, 2023	Feb. 09, 2023	Feb. 07, 2023	Jan. 06, 2023	Feb. 17, 2023	Jan. 18, 2023	Dec. 31, 2022	Dec. 31, 2021
Payment of debt							$ 3,299,000	$ 124,000
Subsequent Event [Member]
Interest rate					10.00%
Promissory note				$ 50,000		$ 125,000
Payment of debt		$ 235,000			$ 644,779
Principal amount due			$ 1,021,598
Prepayment penalty			153,239
Promissory notes description						(1) April 1, 2023, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default
Accrued interest			$ 44,411
Subsequent Event, Description			Company closed on a follow-on underwritten public offering of 1,619,000 units, with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price equal to $6.30 per share.
Exercise price			$ 6.30
Offering price			$ 6.30
Gross proceeds before dedcucting discounts and comissions			$ 10,200,000
Subsequent Event [Member] | Settlement of Green City Growers Matter [Member]
Settlement payment	$ 120,000
Subsequent Event [Member] | Michael James [Member]
Payment of debt						$ 175,683
Subsequent Event [Member] | Evergreen [Member]
Payment of debt			$ 1,219,248